Accounts Receivable and Loans (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U S Card Services [Member] | Cardmember Loans [Member]
Financing receivable recorded investment aging
Current	$ 55,281	$ 52,930
30 to 59 days past due	200	218
60 to 89 days past due	147	165
90+ days past due	325	373
Total aging	55,953	53,686
U S Card Services [Member] | Cardmember Receivables [Member]
Financing receivable recorded investment aging
Current	20,748	20,246
30 to 59 days past due	116	122
60 to 89 days past due	76	81
90+ days past due	184	196
Total aging	21,124	20,645
International Card Services [Member] | Cardmember Loans [Member]
Financing receivable recorded investment aging
Current	9,099	8,748
30 to 59 days past due	47	52
60 to 89 days past due	30	32
90+ days past due	60	69
Total aging	9,236	8,901
International Card Services [Member] | Cardmember Receivables [Member]
Financing receivable recorded investment aging
90+ days past due	74	63
Total aging	7,778	7,222
Global Commercial Services [Member] | Cardmember Receivables [Member]
Financing receivable recorded investment aging
90+ days past due	112	109
Total aging	$ 13,671	$ 12,829